SPDR® Series Trust

One Congress Street

Boston, MA 02114

September 2, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)
File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the State Street® SPDR® UC Investments 90/10 Endowment Strategy Index ETF, a series of the above-referenced Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 350 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on August 27, 2026 with a designated effective date of September 1, 2026 (Accession No. 0001193125-26-370771).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary

Cc:	W. John McGuire, Esq.